Subsequent Events (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 22, 2012	Mar. 31, 2012	Feb. 18, 2012
Costs related to closure	$ 41.0	$ 41.0
Aggregate offering price of common stock, debt securities, preferred stock, depository shares and warrants	325	325	0	325	0
Wood Treating Facility [Member]
Costs related to closure		$ 2.5